UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22888

Wildermuth Fund
(Exact name of registrant as specified in charter)

818 A1A Hwy, Suite 301, Ponte Vedra Beach, Florida 32082
(Address of principal executive offices) (Zip code)

Daniel Wildermuth

Wildermuth Advisory, LLC

818 A1A Hwy, Suite 301

Ponte Vedra Beach, Florida 32082

(Name and address of agent for service)

Copies to:

Karen A. Aspinall

Practus, LLP

3857 Birch St. PMB 2241

Newport Beach, CA 92660

Registrant's telephone number, including area code: (678) 222-1100

Date of fiscal year end: March 31

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1. Proxy Voting Record

Investment Company Report

Wildermuth Fund Proxy voting July 1, 2021 - June 30, 2022
INVENTRUST
Security	N/A			Meeting Type		Annual General Meeting
Ticker Symbol	N/A			Meeting Date		5-May-22
ISIN	N/A			Agenda		Management

Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management

1a.	Election of Director: Stuart Aitken	Management	For	For	For
1b.	Election of Director: Amanda Black	Management	For	For	For
1c.	Election of Director: Daniel J. Busch	Management	For	For	For
1d.	Election of Director: Thomas F. Glavin	Management	For	For	For
1e.	Election of Director: Scott A.Nelson	Management	For	For	For
1f.	Election of Director: Paula J. Saban	Management	For	For	For
1g.	Election of Director: Michael A. Stein	Management	For	For	For
1h.	Election of Director: Julian E. Whitehurst	Management	For	For	For
2	Ratify the election of KPMG LLC as our independent registered public accounting firm for the year ending December 31, 2022	Management	For	For	For
3	Approval of an amendment of our charter permitting our bylaws (the "Bylaws") to require stockholder approval for the amendment of certain provisions of our Bylaws relating to the Maryland Business Combination Act or the Maryland Control Share Acquisition Act.	Management	For	For	For

ARCTRUST, INC
Security	N/A			Meeting Type		Annual General Meeting
Ticker Symbol	N/A			Meeting Date		16-Jun-22
ISIN	N/A			Agenda		Management

Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management

1.01	Election of Director: Alan Goldstein	Management	For	For	For
1.02	Election of Director: William Cottongim	Management	For	For	For
Cottonwood Communities
Security	N/A			Meeting Type		Annual 2021 General Meeting
Ticker Symbol	N/A			Meeting Date		16-Dec-21
ISIN	N/A			Agenda		Management

Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management

1a.	Election of Director to hold office for one-year term expiring in 2022: Chad Christensen	Management	For	For	For
1b.	Election of Director to hold office for one-year term expiring in 2022: Jonathan Gardner	Management	For	For	For
1c.	Election of Director to hold office for one-year term expiring in 2022: John Lunt	Management	For	For	For
1d.	Election of Director to hold office for one-year term expiring in 2022: Daniel Shaeffer	Management	For	For	For
1e.	Election of Director to hold office for one-year term expiring in 2022: Philip White	Management	For	For	For
2	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	For	For
3	Approval of the amendment to the Company's Charter to remove Article XVIII from the Charter.	Management	For	For	For
4	Approval of a proposal that would permit the Company to proceed with the voting on only the proposals that have received sufficient votes to be approved at the annual meeting, and them subsequently, to adjourn the annual meeting to solicit additioanl proxies to vote in favor of the proposal that has not received sufficient votes to be approved at the annual meeting.	Management	For	For	For

Auda Asia
Security	N/A			Meeting Type		Annual General Meeting
Ticker Symbol	N/A			Meeting Date		24-Jun-22
ISIN	N/A			Agenda		Management

Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management

1	Acknowledgement of the report of the board of managers of the General Partner of the Partnership for the financial year ended 31 December 2021.	Management	For	For	For
2	Acknowledgement of the report of the auditor of the Partnership for the financial year ended 31 December 2021.	Management	For	For	For
3	Approval of the audited annual accounts for the financial year ended 31 December 2021.	Management	For	For	For
4	Allocation of the results for the financial year ended 31 December 2021 - carry forward the combined net investment profit amounting to EUR 7,282,354.	Management	For	For	For
5	Discharge to the managers of the General Partner of the Partnership with respect to the performance of their duties for the financial year ended 31 December 2021.	Management	For	For	For
6	Renewal of the mandate of Ernst & Young S.A. as auditor of the Partnership to serve until the next annual general meeting of the partners which will deliberate on the audited annual accounts for the financial year ending 31 December 2022.	Management	For	For	For
7	Power of attorney and authorisation of the General Partner with full pwer of substitution, to perform all the necessary registration , publication and regulatory formalities regarding the execution of the above resolutions.	Legal requirement, no vote required	N/A	N/A	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wildermuth Fund

By (Signature and Title)	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer

Date:	8/22/2022